Ordinary Share Subject to Possible Redemption (Details) - USD ($)				1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 10, 2021	Feb. 08, 2021	May 16, 2019	Apr. 29, 2022	May 16, 2019	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary Share Subject to Possible Redemption (Details) [Line Items]
Ordinary shares subject to possible redemption						3,646,607	3,646,607
Sale of units price shares	316,503	636,890	4,600,000		4,600,000
Sale of units price per share (in Dollars per share)	$ 10.94	$ 10.49	$ 10		$ 10
Aggregate principal amount (in Dollars)	$ 3,462,565	$ 6,680,520
Ordinary shares subject to possible redemption						3,646,607	3,646,607	4,600,000
Subsequent Event [Member]
Ordinary Share Subject to Possible Redemption (Details) [Line Items]
Aggregate principal amount (in Dollars)				$ 3,189,193
Redeemed shares				283,736
Price per share (in Dollars per share)				$ 11.24